SUMMARY OF WARRANTS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options, Outstanding, Beginning balance	165,077
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.05
Weighted Average Remaining Contractual Life (in Years), Outstanding	4 years 7 months 6 days	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding
Number of Options, Granted		165,077
Weighted Average Exercise Price, Granted		$ 2.05
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Cancelled
Weighted Average Exercise Price, Canceled
Number of Options, Outstanding, Ending balance	165,077	165,077
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.05	$ 2.05
Aggregate Intrinsic Value, Outstanding
Number of Options, Vested and Expected Ending balance	165,077	165,077
Number of Options, Vested and Expected Ending balance	$ 2.05	$ 2.05
Weighted Average Remaining Contractual Life (in Years), Vested and Expected	4 years 7 months 6 days	4 years 10 months 24 days
Aggregate Intrinsic Value, Vested and expected
Number of Options, Exercisable Ending balance	165,077	165,077
Weighted Average Exercise Price, Exercisable, Ending balance	$ 2.05	$ 2.05
Weighted Average Remaining Contractual Life (in Years), Exercisable	4 years 7 months 6 days	4 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable